Long-term Debt - Schedule of debt (Details) $ in Thousands, € in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Debt Instrument [Line Items]
Total	$ 16,053		$ 14,744
Less: Current portion	(16,053)		(122)
Long-term debt			14,622
MARIADB CORPORATION AB [Member]
Debt Instrument [Line Items]
Total			14,744	$ 29,236
Less: Current portion			(122)	(11,723)
Long-term debt			14,622	17,513
Term Loan [Member]
Debt Instrument [Line Items]
Total	$ 16,053	€ 15	14,622
Term Loan [Member] | MARIADB CORPORATION AB [Member]
Debt Instrument [Line Items]
Total			14,622	17,369
Capital Loan [Member] | MARIADB CORPORATION AB [Member]
Debt Instrument [Line Items]
Total				11,579
R&D Loan [Member]
Debt Instrument [Line Items]
Total			122
R&D Loan [Member] | MARIADB CORPORATION AB [Member]
Debt Instrument [Line Items]
Total			$ 122	$ 288